Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of December 31:

	2018	2017
Information technology equipment	$-	$31,892
Less accumulated depreciation	-	(29,991)
Total property and equipment, net	$-	$1,901

Depreciation expense was $1,901 and $5,854 for the years ended December 31, 2018 and 2017, respectively.

During the year ended December 31, 2018, the Company wrote off its fully depreciated equipment. There was no gain or loss recognized for this write-off.